AFS and HTM Debt Securities, Gross Unrealized Losses and Fair Value (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Available-for-sale debt securities:
Less than 12 months, Gross unrealized losses, available-for-sale	$ (94)	$ (4,082)
Less than 12 months, Fair value, available-for-sale	9,538	57,567
12 months or more, Gross unrealized losses, available-for-sale	(6,855)	(4,156)
12 months or more, Fair value, available-for-sale	101,051	42,087
Total, Gross unrealized losses, available-for-sale	(6,949)	(8,238)
Total Fair value, available for sale	110,589	99,654
Securities of U.S. Treasury and federal agencies [Member]
Available-for-sale debt securities:
Less than 12 months, Gross unrealized losses, available-for-sale	(5)	(291)
Less than 12 months, Fair value, available-for-sale	942	9,870
12 months or more, Gross unrealized losses, available-for-sale	(1,881)	(1,969)
12 months or more, Fair value, available-for-sale	43,722	27,899
Total, Gross unrealized losses, available-for-sale	(1,886)	(2,260)
Total Fair value, available for sale	44,664	37,769
Securities of U.S. states and political subdivisions [Member]
Available-for-sale debt securities:
Less than 12 months, Gross unrealized losses, available-for-sale	(12)	(72)
Less than 12 months, Fair value, available-for-sale	1,405	2,154
12 months or more, Gross unrealized losses, available-for-sale	(612)	(461)
12 months or more, Fair value, available-for-sale	11,247	2,382
Total, Gross unrealized losses, available-for-sale	(624)	(533)
Total Fair value, available for sale	12,652	4,536
Federal agency mortgage-backed securities [Member]
Available-for-sale debt securities:
Less than 12 months, Gross unrealized losses, available-for-sale	(76)	(3,580)
Less than 12 months, Fair value, available-for-sale	7,149	39,563
12 months or more, Gross unrealized losses, available-for-sale	(4,198)	(1,587)
12 months or more, Fair value, available-for-sale	41,986	8,481
Total, Gross unrealized losses, available-for-sale	(4,274)	(5,167)
Total Fair value, available for sale	49,135	48,044
Non-agency mortgage-backed securities [Member]
Available-for-sale debt securities:
Less than 12 months, Gross unrealized losses, available-for-sale	(1)	(43)
Less than 12 months, Fair value, available-for-sale	42	1,194
12 months or more, Gross unrealized losses, available-for-sale	(143)	(97)
12 months or more, Fair value, available-for-sale	2,697	2,068
Total, Gross unrealized losses, available-for-sale	(144)	(140)
Total Fair value, available for sale	2,739	3,262
Collateralized loan obligations [Member]
Available-for-sale debt securities:
Less than 12 months, Gross unrealized losses, available-for-sale	0	(65)
Less than 12 months, Fair value, available-for-sale	0	3,195
12 months or more, Gross unrealized losses, available-for-sale	(5)	(25)
12 months or more, Fair value, available-for-sale	979	786
Total, Gross unrealized losses, available-for-sale	(5)	(90)
Total Fair value, available for sale	979	3,981
Other debt securities [Member]
Available-for-sale debt securities:
Less than 12 months, Gross unrealized losses, available-for-sale	0	(31)
Less than 12 months, Fair value, available-for-sale	0	1,591
12 months or more, Gross unrealized losses, available-for-sale	(16)	(17)
12 months or more, Fair value, available-for-sale	420	471
Total, Gross unrealized losses, available-for-sale	(16)	(48)
Total Fair value, available for sale	$ 420	$ 2,062